Related Party Transactions - Summary of Expense or Contra-Expense (Detail) - Refinitiv [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transitional services [member]
Disclosure of expenses [line items]
Provided by Thomson Reuters to Refinitiv Contra-expense	$ 8	$ 26
Provided by Refinitiv to Thomson Reuters (Expense)	(15)	(52)
Properties leased [member]
Disclosure of expenses [line items]
Provided by Thomson Reuters to Refinitiv Contra-expense	23	39
Provided by Refinitiv to Thomson Reuters (Expense)	$ (13)	$ (34)